                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-08

Check here if Amendment [ ]; Amendment Number:__________
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.               West Palm Beach, FL   8-12-08
-------------------------------------   -------------------   -------
             [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-________________    ____________________________________
[Repeat as necessary.]


                                       9
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              --

Form 13F Information Table Entry Total:        107

Form 13F Information Table Value Total:    147,681
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

___   28-_________________   _____________________

[Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
30-Jun-08

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:             --
Form 13F Information Table Entry Total:       107
Form 13F Information Table Value Total:   147,681

FORM 13F INFORMATION TABLE

                                                                                                                    VOTING AUTHORITY
                                                                    VALUE    SHARES /  SH / PUT / INVSTMT  OTHER   -----------------
NAME OF ISSUER                    TITLE OF CLASS           CUSIP   (x$1000)  PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED
--------------            ------------------------------ --------- -------- ---------- ---- ----- ------- -------- ---------- ------
ABERDEEN ASIA-PACIFIC
   INCOME F               MUTUAL FUNDS                   003009107   1,545     256,678   SH         SOLE              256,678
AIRTRAN HLDGS INC COM STK COMMON STOCK                   00949P108     133      65,000   SH         SOLE               65,000
ALPHA NATURAL RESOURCES   COMMON STOCK                   02076X102       3         167       PUT    SOLE                  167
ALTRIA GROUP INC          COMMON STOCK                   02209S103     658      32,000   SH         SOLE               32,000
AQUILA INC DEL NEW        COMMON STOCK                   03840P102   6,078   1,612,232   SH         SOLE            1,612,232
BANKRATE INC              COMMON STOCK                   06646V108     230         200       PUT    SOLE                  200
BLACKROCK CORPORATE
   HIGH YIELD             MUTUAL FUNDS                   09255P107     448      40,548   SH         SOLE               40,548
BLACKROCK INC             COMMON STOCK                   09247X101   1,770      10,000   SH         SOLE               10,000
BLACKROCK INC             COMMON STOCK                   09247X101     550         100       PUT    SOLE                  100
BRITANNIA BULK PLC        CORPORATE BONDS                11041CAC5   2,220   2,000,000  PRN         SOLE            2,000,000
CARROLS HOLDINGS CORP     COMMON STOCK                   14574X104     441      85,000   SH         SOLE               85,000
CHARLES SCHWAB & CO INC   COMMON STOCK                   808513105     203       1,400       PUT    SOLE                1,400
CHINA LIFE INSURANCE CO   AMERICAN DEPOSITORY RECEIPTS - 16939P106     464         200       PUT    SOLE                  200
CKH  9.5 15AUG2013        CORPORATE BONDS                81169PAD3   13650  13,000,000  PRN         SOLE           13,000,000
CLAYMORE / RAYMOND
   JAMES SB-1             MUTUAL FUNDS                   183833102   1,252      71,700   SH         SOLE               71,700
CLEVELAND CLIFFS INC      COMMON STOCK                   185896107     440         400       PUT    SOLE                  400
CLEVELAND CLIFFS INC      COMMON STOCK                   185896107     246         600       PUT    SOLE                  600
CLEVELAND CLIFFS INC      COMMON STOCK                   185896107      96         600       PUT    SOLE                  600
CLEVELAND CLIFFS INC      COMMON STOCK                   185896107      79         300       PUT    SOLE                  300
CLEVELAND CLIFFS INC      COMMON STOCK                   185896107      67         224       PUT    SOLE                  224
CLEVELAND CLIFFS INC      COMMON STOCK                   185896107      11         200       PUT    SOLE                  200
CNO VRN CB 30SEP2035      CONVERTIBLE BONDS              208464BH9    6536   8,145,000  PRN         SOLE            8,145,000
COMPANHIA SIDERURGICA
   NACIONAL               AMERICAN DEPOSITORY RECEIPTS   20440W105     264         300       PUT    SOLE                  300
COMPANHIA SIDERURGICA
   NACIONAL               AMERICAN DEPOSITORY RECEIPTS   20440W105      40         204       PUT    SOLE                  204
COMPANHIA VALE DO RIO
   DOCE                   AMERICAN DEPOSITORY RECEIPTS   204412209     920       1,000       PUT    SOLE                1,000
COMPANHIA VALE DO RIO
   DOCE                   AMERICAN DEPOSITORY RECEIPTS   204412209     881       1,300       PUT    SOLE                1,300
COMPANHIA VALE DO RIO
   DOCE                   AMERICAN DEPOSITORY RECEIPTS   204412209      86         200       PUT    SOLE                  200
CONAGRA FOODS INC         COMMON STOCK                   205887102     549      28,500   SH         SOLE               28,500
CONSECO INC               COMMON STOCK                   208464883   3,629     365,800   SH         SOLE              365,800
CYMI CB 3.5 15FEB2009     CONVERTIBLE BONDS              232572AE7    3704   3,741,000  PRN         SOLE            3,741,000
DOW CHEMICAL CORP         COMMON STOCK                   260543103   3,271      93,700   SH         SOLE               93,700
DWS GLOBAL COMMODITIES    MUTUAL FUNDS                   23338Y100   1,223      60,243   SH         SOLE               60,243
EMERSON ELECTRIC CO       COMMON STOCK                   291011104   1,532      30,986   SH         SOLE               30,986
EQUITY ONE INC            COMMON STOCK                   294752100      54         100       PUT    SOLE                  100
F  5.625 01OCT2008        CORPORATE BONDS                345397UA9    2949   3,000,000  PRN         SOLE            3,000,000
FINANCIAL INDS CORP COM   COMMON STOCK                   317574101   3,964     574,437   SH         SOLE              574,437
FLORIDA PUB UTILS CO      COMMON STOCK                   341135101     322      27,051   SH         SOLE               27,051
FLOW INTERNATIONAL CORP
   (FORME                 COMMON STOCK                   343468104     507      65,002   SH         SOLE               65,002
FTI CONSULTING INC        COMMON STOCK                   302941109     184         150       PUT    SOLE                  150
FTI CONSULTING INC        COMMON STOCK                   302941109     164         150       PUT    SOLE                  150
FTI CONSULTING INC        COMMON STOCK                   302941109     113         350       PUT    SOLE                  350
FTI CONSULTING INC        COMMON STOCK                   302941109      95         150       PUT    SOLE                  150
GABELLI DIVID & INCOME TR MUTUAL FUNDS                   36242H104     620      35,100   SH         SOLE               35,100
GAP INC                   COMMON STOCK                   364760108     507      30,400   SH         SOLE               30,400
GENERAL MOTORS CORP       COMMON STOCK                   370442105     273         500       PUT    SOLE                  500
GENERAL MOTORS CORP SR A
   4.5% CONV PFD          PREFERRED STOCK                370442741   2,070     137,200   SH         SOLE              137,200
GULF IS FABRICATION INC   COMMON STOCK                   402307102   1,044      21,338   SH         SOLE               21,338
HANCOCK JOHN PATRIOT PREM
   DIVI                   MUTUAL FUNDS                   41013T105     109      12,111   SH         SOLE               12,111
HARRY WINSTON DIAMOND
   CORP                   COMMON STOCK                   41587B100     697      24,200   SH         SOLE               24,200
HEW CB 2.5 01OCT2010 144A CONVERTIBLE BONDS              302284AA2     593     600,000  PRN         SOLE              600,000
HMN FINANCIAL INC         COMMON STOCK                   40424G108     518      33,408   SH         SOLE               33,408
HOS VRN CB 15NOV2026 144A CONVERTIBLE BONDS              440543AD8    3296   2,500,000  PRN         SOLE            2,500,000
INDEPENDENT BANK CORP
   MICHIGAN               COMMON STOCK                   453838104      88      22,000   SH         SOLE               22,000
INDIANA CMNTY BANCORP
   COM STK                COMMON STOCK                   454674102     414      25,000   SH         SOLE               25,000
INFOCUS CORP              COMMON STOCK                   45665B106     567     377,938   SH         SOLE              377,938
INTERACTIVE DATA CORP     COMMON STOCK                   45840J107   1,179      46,900   SH         SOLE               46,900
JARDEN CORP               COMMON STOCK                   471109108     334         200       PUT    SOLE                  200
JARDEN CORP               COMMON STOCK                   471109108      82         300       PUT    SOLE                  300
JARDEN CORP               COMMON STOCK                   471109108      56         500       PUT    SOLE                  500
KIMCO REALTY CORPORATION  COMMON STOCK                   49446R109     350         500       PUT    SOLE                  500

                                                                                                                    VOTING AUTHORITY
                                                                    VALUE    SHARES /  SH / PUT / INVSTMT  OTHER   -----------------
NAME OF ISSUER                    TITLE OF CLASS           CUSIP   (x$1000)  PRN AMT   PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED
--------------            ------------------------------ --------- -------- ---------- ---- ----- ------- -------- ---------- ------
KRAFT FOODS INC           COMMON STOCK                   50075N104   1,770      62,200   SH         SOLE               62,200
LANCASTER COLONY CORP     COMMON STOCK                   513847103   2,120      70,000   SH         SOLE               70,000
LANCE INC                 COMMON STOCK                   514606102   2,346     125,000   SH         SOLE              125,000
MB FINANCIAL INC          COMMON STOCK                   55264U108     607      27,000   SH         SOLE               27,000
MBT FINANCIAL CORP        COMMON STOCK                   578877102     136      15,863   SH         SOLE               15,863
MONOGRAM BIOSCIENCES INC  COMMON STOCK                   60975U108      66      60,000   SH         SOLE               60,000
MONROE BANCORP            COMMON STOCK                   610313108   1,277     100,133   SH         SOLE              100,133
MOTOROLA INC              COMMON STOCK                   620076109   2,168   2,500,000   SH         SOLE            2,500,000
MTG  5.625 15SEP2011      CORPORATE BONDS                552845AG4     299      35,000  PRN         SOLE               35,000
MUELLER WTR PRODS INC     COMMON STOCK                   624758207     276      35,000   SH         SOLE               35,000
NEW YORK TIMES CO   CL A  COMMON STOCK                   650111107   1,958     127,210   SH         SOLE              127,210
NEWMONT MINING CORP       COMMON STOCK                   651639106   1,972      37,800   SH         SOLE               37,800
NOKIA CORP           ADR  AMERICAN DEPOSITORY RECEIPTS - 654902204   1,002      40,900   SH         SOLE               40,900
OLD REP INTL CORP         COMMON STOCK                   680223104   4,322     365,000   SH         SOLE              365,000
OLIN CORP                 COMMON STOCK                   680665205     935      35,700   SH         SOLE               35,700
PATTERSON-UTI ENERGY INC
   (EX P                  COMMON STOCK                   703481101   1,084      30,000   SH         SOLE               30,000
PENN TREATY AMERN CORP    COMMON STOCK                   707874400     106      21,900   SH         SOLE               21,900
PENTAIR INC               COMMON STOCK                   709631105     700      20,000   SH         SOLE               20,000
PHILIP MORRIS INTL        COMMON STOCK                   718172109   1,580      32,000   SH         SOLE               32,000
PLA CB 3 15MAR2025        CONVERTIBLE BONDS              728117AB8    1605   2,000,000  PRN         SOLE            2,000,000
POLARIS INC               COMMON STOCK                   731068102     224         300       PUT    SOLE                  300
POTLATCH HOLDINGS
   INC COM                COMMON STOCK                   737630103   2,482      55,000   SH         SOLE               55,000
PRIVATE BANCORP           COMMON STOCK                   742962103     513         760       PUT    SOLE                  760
PRIVATE BANCORP           COMMON STOCK                   742962103     238         200       PUT    SOLE                  200
PROGRESS ENERGY INC       COMMON STOCK                   743263AA3      --     337,000   SH         SOLE              337,000
PVTB CB 3.625 15MAR2027   CORPORATE BONDS                742962AD5   4,813   5,000,000  PRN         SOLE            5,000,000
RAYMOND JAMES FINANCIAL   COMMON STOCK                   754730109     130         200       PUT    SOLE                  200
RESEARCH IN MOTION INC    COMMON STOCK                   760975102     113         200       PUT    SOLE                  200
SALESFORCE.COM            COMMON STOCK                   79466L302      78         200       PUT    SOLE                  200
SANDISK CORP              COMMON STOCK                   80004C101     860      46,000   SH         SOLE               46,000
SLMA  4 15JAN2009         CORPORATE BONDS                78442FBK3     504     510,000  PRN         SOLE              510,000
SNDK CB 1 15MAY2013       CONVERTIBLE BONDS              80004CAC5    4813   7,000,000  PRN         SOLE            7,000,000
SOUTHWEST GAS CORP        COMMON STOCK                   844895102   2,334      78,490   SH         SOLE               78,490
STREETTRACKS GOLD TRUST   COMMON STOCK                   863307104   3,236      35,400   SH         SOLE               35,400
STRYKER CORP COM          COMMON STOCK                   863667101   1,597      25,400   SH         SOLE               25,400
SUN MICROSYSTEMS INC      COMMON STOCK                   866810203     553      50,800   SH         SOLE               50,800
SWISS HELVETIA FD INC     MUTUAL FUNDS                   870875101     361      23,790   SH         SOLE               23,790
TAST  9 15JAN2013         CORPORATE BONDS                145749AC1    5037   5,790,000  PRN         SOLE            5,790,000
TIME WARNER INC           COMMON STOCK                   887317105   1,480     100,000   SH         SOLE              100,000
TRI CONTL CORP            MUTUAL FUNDS                   895436103   5,356     323,800   SH         SOLE              323,800
TRIMBLE NAVIGATION LTD    COMMON STOCK                   896239100     921      25,800   SH         SOLE               25,800
TYSON FOODS INC CL A      COMMON STOCK                   902494103     598      40,000   SH         SOLE               40,000
UNITED TECHNOLOGIES CORP  COMMON STOCK                   913017109     808      13,100   SH         SOLE               13,100
VALERO ENERGY CORP        COMMON STOCK                   91913Y100   2,850      69,200   SH         SOLE               69,200
WABCO HOLDINGS INC        COMMON STOCK                   92927K102   1,626      35,000   SH         SOLE               35,000
WEYERHAEUSER CO           COMMON STOCK                   962166104   2,301      45,000   SH         SOLE               45,000
ZIMMER HOLDINGS INC       COMMON STOCK                   98956P102   3,158      46,400   SH         SOLE               46,400